Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]

(8)   Income Taxes

The sources of income (loss) before income taxes are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Domestic	$(32,705)	$(85,278)	$(59,212)
Foreign	11,209	46,128	(8,468)
Total	$(21,496)	$(39,150)	$(67,680)

Components of income taxes are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$(8)	$—	$—
State and local	(36)	2	65
Foreign	7,113	10,002	8,905
Deferred:
Federal	—	—	(346)
Foreign	8,547	(1,940)	(5,906)
Total income tax expense	$15,616	$8,064	$2,718

A reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax rate of 21% to income tax expense follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Expected income tax expense at 21%	$(4,514)	$(8,222)	$(14,213)
Foreign tax rate differential	(307)	(1,996)	74
Foreign tax differences	2,128	(327)	4,703
Global intangible low tax income inclusion	1,296	7,310	3,443
State and local taxes	(36)	2	65
Nondeductible expenses	134	865	1,604
Nontaxable PPP loan forgiveness	(1,454)	—	—
Valuation allowance on operations	18,369	10,432	7,042
Total income tax expense	$15,616	$8,064	$2,718

The tax effects of the cumulative temporary differences resulting in the net deferred income tax asset (liability) are as follows (in thousands):

	December 31,
	2020	2019
Deferred income tax assets:
Accrued expenses	$1,326	$1,588
Allowance accounts	6,560	6,161
Net operating loss carryforward	115,254	105,844
Equity method investment	35,292	35,292
Original issue discount	3,287	6,000
Interest limitation	14,645	10,132
Basis in identified intangibles	5,499	7,090
Tax credit carryforwards	4,733	5,070
Other	3,585	4,443
Total deferred income tax asset	190,181	181,620
Valuation allowance	(189,306)	(170,937)
Net deferred income tax asset	875	10,683
Deferred income tax liabilities:
Unbilled receivables	(875)	(1,949)
Total deferred income tax asset, net	$—	$8,734

A valuation allowance is established or maintained when it is “more likely than not” that all or a portion of deferred tax assets will not be realized. Based on all available positive and negative evidence, the Company believed that it is more likely than not that the Company’s deferred tax assets will not be realized. A significant item of objectively verifiable negative evidence is the substantial doubt that the Company will continue as a going concern within the next twelve months. As a result of this substantial doubt at December 31, 2020, the Company established a valuation allowance of $8.5 million on its net deferred tax assets of certain foreign subsidiaries. The Company will continue to record a valuation allowance until there is sufficient evidence to warrant reversal, including the removal of the substantial doubt that the Company will continue as a going concern.

In response to the global pandemic related to COVID-19, the President of the United States signed into law the CARES Act on March 27, 2020. The CARES Act provides numerous relief provisions for corporate taxpayers, including modifications of the utilization limitations on net operating losses, favorable expansions of the deduction for business interest expense under Internal Revenue Code Section 163(j), and the ability to accelerate timing of refundable AMT credits. For the year ended December 31, 2020, there were no material tax impacts to the consolidated financial statements as it relates to COVID-19 measures. The Company received $0.8 million of AMT credit refund for the year ended December 31, 2020. The Company continues to monitor additional guidance issued by the U.S. Treasury Department, the Internal Revenue Services (“IRS”) and others.

At December 31, 2020, the Company had U.S. net operating loss carryforwards of approximately $346.0 million, expiring in 2034 and beyond, and net operating loss carryforwards outside of the U.S. of approximately $169.5 million, the majority of which expires beyond 2025.

At December 31, 2020, the Company has approximately $0.4 million of unrecognized tax benefits and does not expect to recognize any significant increases in unrecognized tax benefits during the next twelve-month period. Interest and penalties, if any, related to unrecognized tax benefits are recorded in income tax expense. During 2020, 2019 and

2018, the aggregate changes in the Company’s total gross amount of unrecognized tax benefits are summarized as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Beginning balance	$447	$447	$447
Increases in unrecognized tax benefits – current year positions	—	—	—
Decreases in unrecognized tax benefits – prior year position	—	—	—
Ending balance	$447	$447	$447

The Company’s U.S. federal tax returns for 2017 and subsequent years remain subject to examination by tax authorities. The Company is no longer subject to IRS examination for periods prior to 2017, although carryforward attributes that were generated prior to 2017 may still be adjusted upon examination by the IRS if they either have been or will be used in a future period. In the Company’s foreign tax jurisdictions, tax returns for 2015 and subsequent years generally remain open to examination.

At December 31, 2020, as a result of the going concern conclusion, the Company was no longer able to assert the permanent reinvestment of the undistributed earnings of its foreign subsidiaries. No additional tax liability was required to be accrued as the foreign subsidiary earnings and equity could be remitted to the United States without incurring incremental tax.